Share-based compensation (Details) - Schedule of stock option activity - Xos, Inc. [Member] - $ / shares	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Share-based compensation (Details) - Schedule of stock option activity [Line Items]
Options, beginning balance (in Shares)	1,365,612	695,067	648,000
Weighted Average Option Price (Fair Value), beginning balance	$ 0.05	$ 0.02	$ 0.02	$ 0.02
Weighted Average Exercise Price, beginning balance	$ 0.07	$ 0.03	$ 0.03	$ 0.03
Options, Granted (in Shares)		1,026,850	13,316,623	728,000
Weighted Average Option Price (Fair Value), Granted		$ 0.02	$ 0.02	$ 0.02
Weighted Average Exercise Price, Granted		$ 0.03	$ 0.03	$ 0.03
Options, Exercised (in Shares)		223,375	13,211,689
Weighted Average Option Price (Fair Value), Exercised		$ 0.02	$ 0.02
Weighted Average Exercise Price, Exercised		$ 0.03	$ 0.03
Options, Expired or canceled (in Shares)		132,930	57,867	80,000
Weighted Average Option Price (Fair Value), Expired or canceled		$ 0.02	$ 0.02	$ 0.02
Weighted Average Exercise Price, Expired or canceled		$ 0.03	$ 0.03	$ 0.03
Options, ending balance (in Shares)		1,365,612	695,067	648,000
Weighted Average Option Price, ending balance		$ 0.05	$ 0.02	$ 0.02
Weighted Average Exercise Price, ending balance		$ 0.07	$ 0.03	$ 0.03
Weighted Average Remaining Contracts, Options outstanding	5 years	9 years 2 months 26 days	9 years 4 months 24 days	9 years 10 months 24 days